GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
China – 91.5%
128,850	Aier Eye Hospital Group Co. Ltd. Class A (Health Care Equipment & Services)	$ 1,176,543
330,100	Alibaba Group Holding Ltd. (Retailing)*	8,061,951
20,982	Alibaba Group Holding Ltd. ADR (Retailing)*	4,095,477
520,000	Alibaba Health Information Technology Ltd. (Health Care Equipment & Services)*	810,476
20,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	435,427
495,956	Bank of Ningbo Co. Ltd. Class A (Banks)	2,492,138
331,296	Baoshan Iron & Steel Co. Ltd. Class A (Materials)	406,180
26,260	Bilibili, Inc. Class Z (Media & Entertainment)*	2,248,341
4,619,000	China Construction Bank Corp. Class H (Banks)	3,217,336
403,000	China Feihe Ltd. (Food Products)(a)	774,772
533,000	China Mengniu Dairy Co. Ltd. (Food Products)*	2,893,878
131,500	China Merchants Bank Co. Ltd. Class A (Banks)	949,212
535,500	China Merchants Bank Co. Ltd. Class H (Banks)	4,073,848
321,800	China Vanke Co. Ltd. Class A (Real Estate)	1,031,005
425,000	China Vanke Co. Ltd. Class H (Real Estate)	1,107,149
312,500	CITIC Securities Co. Ltd. Class H (Diversified Financials)	695,931
62,498	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	5,363,577
73,380	East Money Information Co. Ltd. Class A (Diversified Financials)	353,902
64,900	Ecovacs Robotics Co. Ltd. Class A (Consumer Durables & Apparel)	1,722,142
95,800	ENN Energy Holdings Ltd. (Utilities)	1,999,183
806,266	Focus Media Information Technology Co. Ltd. Class A (Media & Entertainment)	940,460
24,346	Full Truck Alliance Co. Ltd. ADR (Transportation)*(b)	230,557
124,800	Ganfeng Lithium Co. Ltd. Class H (Materials)(a)	2,686,137
93,400	GDS Holdings Ltd. Class A (Software & Services)*	692,518
556,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	1,865,040
92,900	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	560,240

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
29,000	Hangzhou Tigermed Consulting Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$ 563,194
163,510	Hongfa Technology Co. Ltd. Class A (Capital Goods)	1,666,816
332,247	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A (Banks)	303,161
151,434	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	1,279,578
508,000	Jiumaojiu International Holdings Ltd. (Consumer Services)(a)	1,516,037
132,028	Juewei Food Co. Ltd. Class A (Food Products)	1,398,893
442,000	Kingdee International Software Group Co. Ltd. (Software & Services)*	1,380,448
18,640	Kweichow Moutai Co. Ltd. Class A (Food Products)	4,854,965
228,674	Luxshare Precision Industry Co. Ltd. Class A (Technology Hardware & Equipment)	1,314,214
181,100	Meituan Class B (Retailing)*(a)	5,011,295
60,600	Midea Group Co. Ltd. Class A (Consumer Durables & Apparel)	597,773
626,000	Minth Group Ltd. (Automobiles & Components)	2,647,376
401,500	Nayuki Holdings Ltd. (Consumer Services)*	583,820
135,300	NetEase, Inc. (Media & Entertainment)	2,691,147
6,957	NetEase, Inc. ADR (Media & Entertainment)	711,075
543,160	Ping An Bank Co. Ltd. Class A (Banks)	1,489,188
260,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	2,275,220
283,401	Sany Heavy Industry Co. Ltd. Class A (Capital Goods)	1,093,689
96,500	SF Holding Co. Ltd. Class A (Transportation)	885,928
244,778	Shenzhen Inovance Technology Co. Ltd. Class A (Capital Goods)	2,960,974
35,900	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Services)	2,178,039
104,174	Shenzhen Sunway Communication Co. Ltd. Class A (Technology Hardware & Equipment)	418,473
116,912	Sungrow Power Supply Co. Ltd. Class A (Capital Goods)	3,052,357

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
69,500	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	$ 2,110,126
187,600	Tencent Holdings Ltd. (Media & Entertainment)	11,313,808
1,011,000	Topsports International Holdings Ltd. (Retailing)(a)	1,410,897
194,000	Tsingtao Brewery Co. Ltd. Class H (Food Products)	1,533,327
311,452	Universal Scientific Industrial Shanghai Co. Ltd. Class A (Technology Hardware & Equipment)	663,196
97,100	Wanhua Chemical Group Co. Ltd. Class A (Materials)	1,717,257
958,000	Weimob, Inc. (Software & Services)*(a)	1,299,739
34,632	Will Semiconductor Co. Ltd. Shanghai Class A (Semiconductors & Semiconductor Equipment)	1,626,499
109,128	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,418,856
265,000	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	4,047,678
43,523	XPeng, Inc. ADR (Automobiles & Components)*	1,763,987
45,400	XPeng, Inc. Class A (Automobiles & Components)*	871,645
234,978	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (Energy)	1,378,069
90,507	Yatsen Holding Ltd. ADR (Household & Personal Products)*(b)	610,017
728,170	Yunnan Aluminium Co. Ltd. Class A (Materials)*	1,610,984
79,820	Yunnan Energy New Material Co. Ltd. (Materials)	3,080,118
9,762	Zai Lab Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	1,411,683
334,419	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	1,110,557

		131,735,523

Hong Kong – 5.4%
134,600	AIA Group Ltd. (Insurance)	1,610,592
124,500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	1,605,266
25,901	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,655,325

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
1,637,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,391,052
92,500	Techtronic Industries Co. Ltd. (Capital Goods)	1,649,487

		7,911,722

Taiwan – 1.3%
58,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,896,475

TOTAL COMMON STOCKS (Cost $129,814,425)		$141,543,720

Shares	Dividend Rate	Value

Investment Company(c) – 1.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,089,381	0.026%	$ 2,089,381
(Cost $2,089,381)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $131,903,806)		$143,633,101

Securities Lending Reinvestment Vehicle(c) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
819,660	0.026%	$ 819,660
(Cost $819,660)

TOTAL INVESTMENTS – 100.3% (Cost $132,723,466)		$144,452,761

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(474,227)

NET ASSETS – 100.0%		$143,978,534

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Argentina – 1.7%
41,201	MercadoLibre, Inc. (Retailing)*	$ 64,632,009

Brazil – 5.0%
6,669,961	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (Capital Goods)*	11,205,714
4,317,057	Atacadao SA (Food & Staples Retailing)	15,740,587
2,726,200	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	7,982,441
343,814	Banco Bradesco SA ADR (Banks)*	1,605,611
4,937,854	Banco Bradesco SA (Preference) (Banks)*,(a)	22,991,016
1,028,548	Blau Farmaceutica SA (Pharmaceuticals, Biotechnology & Life Sciences)*	10,170,445
5,684,624	Boa Vista Servicos SA (Commercial & Professional Services)	12,650,083
6,214,560	Caixa Seguridade Participacoes S/A (Insurance)*	13,077,632
1,500,546	Clear Sale SA (Software & Services)*	8,211,119
4,535,100	Locaweb Servicos de Internet SA (Software & Services)*(b)	21,690,461
222,603	Pagseguro Digital Ltd. Class A (Software & Services)*	12,341,110
2,853,199	Qualicorp Consultoria e Corretora de Seguros SA (Health Care Equipment & Services)	14,106,442
1,772,486	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)*(b)	23,482,270
667,454	VTEX Class A (Media & Entertainment)*	16,352,623

		191,607,554

China – 30.5%
1,037,555	Alibaba Group Holding Ltd. ADR (Retailing)*	202,520,360
7,350,000	Alibaba Health Information Technology Ltd. (Health Care Equipment & Services)*	11,455,767
1,887,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	41,082,576
334,710	Bilibili, Inc. ADR (Media & Entertainment)*	28,644,482
9,050,000	China Feihe Ltd. (Food Products)(b)	17,398,721
5,261,000	China Mengniu Dairy Co. Ltd. (Food Products)*	28,564,147
9,875,500	China Merchants Bank Co. Ltd. Class H (Banks)	75,128,449
416,932	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	35,781,096
192,234	Daqo New Energy Corp. ADR (Semiconductors & Semiconductor Equipment)*	11,389,864

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,618,300	ENN Energy Holdings Ltd. (Utilities)	$ 54,639,477
670,869	Full Truck Alliance Co. Ltd. ADR (Transportation)*(c)	6,353,129
3,243,559	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	19,560,521
4,727,000	Jiumaojiu International Holdings Ltd. (Consumer Services)(b)	14,106,907
223,081	Kweichow Moutai Co. Ltd. Class A (Food Products)	58,103,566
3,298,082	Luxshare Precision Industry Co. Ltd. Class A (Technology Hardware & Equipment)	18,954,427
2,370,600	Meituan Class B (Retailing)*(b)	65,597,884
4,548,000	Minth Group Ltd. (Automobiles & Components)	19,233,655
5,887,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	51,537,738
869,514	Qingdao Haier Biomedical Co. Ltd. Class A (Health Care Equipment & Services)	14,048,140
1,247,123	SF Holding Co. Ltd. Class A (Transportation)	11,449,338
351,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	47,692,785
1,416,500	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	43,007,095
3,301,500	Tencent Holdings Ltd. (Media & Entertainment)	199,107,348
12,802,000	Topsports International Holdings Ltd. (Retailing)(b)	17,865,783
1,315,494	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)	29,158,329
12,054,339	Yunnan Aluminium Co. Ltd. Class A (Materials)*	26,668,698
549,100	Zepp Health Corp. ADR (Technology Hardware & Equipment)*(c)	6,116,974
4,752,352	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	15,781,870

		1,170,949,126

Egypt – 0.3%
3,686,621	Commercial International Bank Egypt SAE (Banks)*	13,413,461

Greece – 0.9%
1,188,993	Hellenic Exchanges - Athens Stock Exchange SA (Diversified Financials)	5,628,214
958,948	JUMBO SA (Retailing)	15,234,756
1,273,447	Sarantis SA (Household & Personal Products)	13,293,513

		34,156,483

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 3.7%
4,237,000	AIA Group Ltd. (Insurance)	$ 50,698,944
670,913	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	42,877,842
30,956,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	26,297,460
1,244,500	Techtronic Industries Co. Ltd. (Capital Goods)	22,192,292

		142,066,538

Hungary – 0.6%
417,306	OTP Bank Nyrt. (Banks)*	22,503,616

India – 12.4%
558,386	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	22,437,234
128,851	Atul Ltd. (Materials)	15,682,942
549,687	Avenue Supermarts Ltd. (Food & Staples Retailing)*(b)	25,888,209
448,286	Computer Age Management Services Ltd. (Software & Services)	20,152,634
2,879,274	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	18,884,917
398,433	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	26,285,628
1,355,744	Godrej Properties Ltd. (Real Estate)*	29,238,108
936,379	ICICI Lombard General Insurance Co. Ltd. (Insurance)(b)	18,594,804
428,509	Info Edge India Ltd. (Media & Entertainment)	30,101,155
2,548,641	Infosys Ltd. (Software & Services)	55,544,863
1,121,662	Kotak Mahindra Bank Ltd. (Banks)*	25,007,557
675,669	Navin Fluorine International Ltd. (Materials)	33,246,622
884,655	Route Mobile Ltd. (Software & Services)	24,578,431
1,169,218	SBI Life Insurance Co. Ltd. (Insurance)(b)	17,298,989
2,318,034	Sona Blw Precision Forgings Ltd. (Automobiles & Components)*(b)	13,682,677
2,230,592	Tata Consumer Products Ltd. (Food Products)	22,693,186
356,474	TeamLease Services Ltd. (Commercial & Professional Services)*	20,431,638
3,137,663	Wipro Ltd. (Software & Services)	24,798,947
17,359,208	Zomato Ltd. (Retailing)*	31,142,300

		475,690,841

Shares	Description	Value

Common Stocks – (continued)
Indonesia – 2.0%
55,312,400	Bank BTPN Syariah Tbk. PT (Banks)	$ 9,067,176
19,090,700	Bank Central Asia Tbk. PT (Banks)	39,410,025
222,790,500	BFI Finance Indonesia Tbk. PT (Diversified Financials)	14,403,396
12,294,300	Map Aktif Adiperkasa PT (Retailing)*	1,390,444
194,857,000	Pakuwon Jati Tbk. PT (Real Estate)*	5,393,295
9,821,711	Semen Indonesia Persero Tbk. PT (Materials)	5,234,039

		74,898,375

Mexico – 1.8%
3,957,699	Arca Continental SAB de CV (Food Products)	23,949,484
8,732,750	Gentera SAB de CV (Diversified Financials)*	5,102,010
6,694,299	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	10,838,669
8,424,200	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	27,769,972

		67,660,135

Peru – 0.2%
433,843	Intercorp Financial Services, Inc. (Banks)	8,827,173

Philippines – 1.0%
6,179,300	Del Monte Pacific Ltd. (Food Products)	1,869,820
3,599,240	Jollibee Foods Corp. (Consumer Services)	13,681,217
80,114,700	Monde Nissin Corp. (Food Products)*(b)	23,689,012

		39,240,049

Poland – 2.3%
442,681	Dino Polska SA (Food & Staples Retailing)*(b)	35,425,971
1,123,526	InPost SA (Transportation)*	22,030,127
3,267,544	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	32,095,556

		89,551,654

Russia – 5.1%
12,010,320	Detsky Mir PJSC (Retailing)(b)	23,038,349
1,569,435	Fix Price Group Ltd. GDR (Retailing)*	11,998,331
4,706,087	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	11,140,159
412,763	Ozon Holdings plc ADR (Retailing)*(c)	21,550,356
7,381,963	Sberbank of Russia PJSC (Banks)	30,862,328
689,333	TCS Group Holding plc GDR (Banks)	57,059,853

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
772,244	United Medical Group CY plc GDR (Health Care Equipment & Services)*(b)	$ 9,502,105
467,772	Yandex NV Class A (Media & Entertainment)*	31,775,752

		196,927,233

Saudi Arabia – 0.7%
1,862,211	Saudi National Bank (The) (Banks)	27,309,515

Singapore – 0.5%
4,343,793	Nanofilm Technologies International Ltd. (Materials)*	19,817,940

Slovenia – 0.3%
720,520	Nova Ljubljanska Banka dd GDR (Banks)	11,025,847

South Africa – 2.4%
1,102,220	Clicks Group Ltd. (Food & Staples Retailing)	19,942,085
962,927	Distell Group Holdings Ltd. (Food Products)*	11,232,752
1,713,464	JSE Ltd. (Diversified Financials)	11,986,084
1,592,584	Mr Price Group Ltd. (Retailing)	23,696,498
441,201	Santam Ltd. (Insurance)*	7,546,152
7,082,837	Transaction Capital Ltd. (Diversified Financials)	17,403,439

		91,807,010

South Korea – 12.4%
322,503	Fila Holdings Corp. (Consumer Durables & Apparel)	14,658,289
327,761	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)	13,795,591
41,322	Hugel, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	8,610,874
104,454	KakaoBank Corp. (Banks)*	3,541,583
25,737	Krafton, Inc. (Software & Services)*	11,142,818
291,090	LG Electronics, Inc. (Consumer Durables & Apparel)	39,873,267
143,760	NAVER Corp. (Media & Entertainment)	54,183,387
72,605	NCSoft Corp. (Media & Entertainment)	52,074,043
164,209	NHN KCP Corp. (Software & Services)*	7,531,325
214,825	Orion Corp. (Food Products)	21,958,811
63,318	Pearl Abyss Corp. (Media & Entertainment)*	4,076,751
3,579,013	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	244,576,833

		476,023,572

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 11.7%
370,000	ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	$ 26,041,632
3,162,680	Chailease Holding Co. Ltd. (Diversified Financials)*	26,245,902
1,039,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	33,973,063
375,600	momo.com, Inc. (Retailing)	20,952,476
961,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	16,134,522
94,147	Sea Ltd. ADR (Media & Entertainment)*	25,999,636
12,577,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	262,871,465
1,480,000	Taiwan Union Technology Corp. (Technology Hardware & Equipment)	6,176,990
1,739,718	Tong Hsing Electronic Industries Ltd. (Technology Hardware & Equipment)	15,275,932
1,326,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	16,455,256

		450,126,874

Thailand – 1.0%
10,228,700	Airports of Thailand PCL (Transportation)	17,600,703
6,684,100	Kasikornbank PCL (Banks)	20,931,943

		38,532,646

Turkey – 0.3%
1,091,269	Mavi Giyim Sanayi ve Ticaret A/S Class B (Consumer Durables & Apparel)(b)	6,929,690
3,980,988	Sok Marketler Ticaret A/S (Food & Staples Retailing)	5,413,532

		12,343,222

United Arab Emirates – 0.4%
7,619,544	Abu Dhabi Commercial Bank PJSC (Banks)	14,562,215

United States – 0.8%
28,097	EPAM Systems, Inc. (Software & Services)*	15,728,701
8,343,600	Samsonite International SA (Consumer Durables & Apparel)*(b)	15,529,934

		31,258,635

Uruguay – 0.4%
361,186	Dlocal Ltd. (Software & Services)*	16,303,936

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Vietnam – 0.4%
3,593,283	Vietnam Dairy Products JSC (Food Products)	$ 13,478,682

TOTAL COMMON STOCKS (Cost $2,939,761,313)		$3,794,714,341

Exchange Traded Fund(c) – 0.8%
755,927	iShares ESG Aware MSCI EM ETF	$ 31,922,798
(Cost $33,577,208)

Shares	Dividend Rate	Value

Investment Company(d) – 1.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
43,732,090	0.026%	$ 43,732,090
(Cost $43,732,090)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,017,070,611)		$3,870,369,229

Securities Lending Reinvestment Vehicle(d) – 0.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
28,948,470	0.026%	$ 28,948,470
(Cost $28,948,470)

TOTAL INVESTMENTS – 101.5% (Cost $3,046,019,081)		$3,899,317,699

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(58,387,277)

NET ASSETS – 100.0%		$3,840,930,422

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Argentina – 2.5%
452	MercadoLibre, Inc. (Retailing)*	$ 709,052

Brazil – 4.0%
74,913	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (Capital Goods)*	125,856
50,900	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	149,038
86,166	Banco Bradesco SA ADR (Banks)*	402,395
62,121	Caixa Seguridade Participacoes S/A (Insurance)*	130,724
3,438	Pagseguro Digital Ltd. Class A (Software & Services)*	190,603
10,918	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)*(a)	144,644

		1,143,260

China – 30.7%
8,563	Alibaba Group Holding Ltd. ADR (Retailing)*	1,671,412
54,000	Alibaba Health Information Technology Ltd. (Health Care Equipment & Services)*	84,165
15,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	326,571
2,026	Bilibili, Inc. ADR (Media & Entertainment)*	173,385
94,000	China Feihe Ltd. (Food Products)(a)	180,716
53,000	China Mengniu Dairy Co. Ltd. (Food Products)*	287,759
80,500	China Merchants Bank Co. Ltd. Class H (Banks)	612,408
3,900	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	334,698
25,400	ENN Energy Holdings Ltd. (Utilities)	530,055
6,467	Full Truck Alliance Co. Ltd. ADR (Transportation)*	61,242
27,300	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	164,635
16,700	Luxshare Precision Industry Co. Ltd. Class A (Technology Hardware & Equipment)	95,977
19,600	Meituan Class B (Retailing)*(a)	542,360
53,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	468,170
6,136	Qingdao Haier Biomedical Co. Ltd. Class A (Health Care Equipment & Services)	99,135
5,900	SF Holding Co. Ltd. Class A (Transportation)	54,166
3,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	407,054
13,800	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	418,989

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
22,900	Tencent Holdings Ltd. (Media & Entertainment)	$ 1,381,057
105,000	Topsports International Holdings Ltd. (Retailing)(a)	146,532
13,828	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	306,502
148,000	Yunnan Aluminium Co. Ltd. Class A (Materials)*	327,431
29,850	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	99,127

		8,773,546

Egypt – 0.3%
26,886	Commercial International Bank Egypt SAE (Banks)*	97,822

Greece – 0.8%
14,485	JUMBO SA (Retailing)	230,122

Hong Kong – 5.0%
47,200	AIA Group Ltd. (Insurance)	564,784
7,967	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	509,169
213,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	180,943
10,500	Techtronic Industries Co. Ltd. (Capital Goods)	187,239

		1,442,135

Hungary – 1.2%
6,389	OTP Bank Nyrt. (Banks)*	344,533

India – 11.8%
4,594	Avenue Supermarts Ltd. (Food & Staples Retailing)*(a)	216,360
26,746	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	175,425
3,168	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	209,001
14,025	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	278,511
4,160	Info Edge India Ltd. (Media & Entertainment)	292,224
33,714	Infosys Ltd. ADR (Software & Services)	745,754
11,409	Kotak Mahindra Bank Ltd. (Banks)*	254,365
11,321	SBI Life Insurance Co. Ltd. (Insurance)(a)	167,498
15,705	Sona Blw Precision Forgings Ltd. (Automobiles & Components)*(a)	92,702
38,155	Tata Consumer Products Ltd. (Food Products)	388,174

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
35,941	Wipro Ltd. (Software & Services)	$ 284,065
159,272	Zomato Ltd. (Retailing)*	285,733

		3,389,812

Indonesia – 1.5%
611,200	Bank BTPN Syariah Tbk. PT (Banks)	100,192
160,400	Bank Central Asia Tbk. PT (Banks)	331,123

		431,315

Mexico – 3.0%
51,499	Arca Continental SAB de CV (Food Products)	311,639
57,665	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	93,365
134,500	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	443,373

		848,377

Peru – 0.3%
4,131	Intercorp Financial Services, Inc. (Banks)	84,066

Philippines – 1.1%
20,160	Jollibee Foods Corp. (Consumer Services)	76,631
770,700	Monde Nissin Corp. (Food Products)*(a)	227,887

		304,518

Poland – 1.7%
10,042	InPost SA (Transportation)*	196,904
29,308	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	287,879

		484,783

Russia – 5.7%
77,000	Detsky Mir PJSC (Retailing)(a)	147,702
61,930	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	146,600
5,154	Ozon Holdings plc ADR (Retailing)*	269,090
17,044	Sberbank of Russia PJSC ADR (Banks)	283,467
5,106	TCS Group Holding plc GDR (Banks)	422,652
5,442	Yandex NV Class A (Media & Entertainment)*	369,675

		1,639,186

Saudi Arabia – 0.8%
14,876	Saudi National Bank (The) (Banks)	218,158

South Africa – 2.4%
18,399	Clicks Group Ltd. (Food & Staples Retailing)	332,887
16,787	Mr Price Group Ltd. (Retailing)	249,778

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
6,479	Santam Ltd. (Insurance)*	$ 110,815

		693,480

South Korea – 12.6%
762	KakaoBank Corp. (Banks)*	25,836
189	Krafton, Inc. (Software & Services)*	81,827
3,378	LG Electronics, Inc. (Consumer Durables & Apparel)	462,716
1,423	NAVER Corp. (Media & Entertainment)	536,331
606	NCSoft Corp. (Media & Entertainment)	434,638
1,579	Orion Corp. (Food Products)	161,401
938	Pearl Abyss Corp. (Media & Entertainment)*	60,393
26,778	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1,829,912

		3,593,054

Taiwan – 11.8%
38,440	Chailease Holding Co. Ltd. (Diversified Financials)*	318,999
11,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	359,676
6,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	100,736
896	Sea Ltd. ADR (Media & Entertainment)*	247,440
106,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,215,347
12,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	148,916

		3,391,114

Thailand – 1.2%
94,000	Airports of Thailand PCL (Transportation)	161,747
54,900	Kasikornbank PCL (Banks)	171,925

		333,672

United Arab Emirates – 0.5%
75,735	Abu Dhabi Commercial Bank PJSC (Banks)	144,742

United States – 0.6%
300	EPAM Systems, Inc. (Software & Services)*	167,940

TOTAL COMMON STOCKS (Cost $28,495,609)		$ 28,464,687

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
113,743	0.026%	$ 113,743
(Cost $113,743)

TOTAL INVESTMENTS – 99.9% (Cost $28,609,352)		$28,578,430

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		19,506

NET ASSETS – 100.0%		$28,597,936

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 95.8%
Denmark – 3.3%
96,819	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 8,962,666

Finland – 1.7%
75,838	Neste OYJ (Energy)	4,661,826

France – 6.4%
159,540	BNP Paribas SA (Banks)	9,728,621
70,036	Vinci SA (Capital Goods)	7,415,031

		17,143,652

Germany – 2.5%
176,741	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	6,754,012

Japan – 18.0%
65,200	Hoya Corp. (Health Care Equipment & Services)	9,204,260
15,800	Keyence Corp. (Technology Hardware & Equipment)	8,800,647
70,500	Nidec Corp. (Capital Goods)	7,913,168
463,400	ORIX Corp. (Diversified Financials)	8,107,374
98,100	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	5,084,587
62,100	Shiseido Co. Ltd. (Household & Personal Products)	4,150,498
154,773	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,151,856

		48,412,390

Netherlands – 5.1%
86,437	Aalberts NV (Capital Goods)	5,269,471
41,848	Koninklijke DSM NV (Materials)	8,435,787

		13,705,258

Singapore – 2.1%
246,580	DBS Group Holdings Ltd. (Banks)	5,517,561

Spain – 12.5%
52,106	Amadeus IT Group SA (Software & Services)*	3,417,154
1,383,577	Banco Bilbao Vizcaya Argentaria SA (Banks)	8,856,948
175,217	Cellnex Telecom SA (Telecommunication Services)(a)	11,427,065
808,831	Iberdrola SA (Utilities)	9,734,356
19,698	Iberdrola SA (Utilities)*	237,067

		33,672,590

Sweden – 2.2%
358,878	Hexagon AB Class B (Technology Hardware & Equipment)	5,940,722

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 9.3%
105,786	Nestle SA (Registered) (Food Products)	$ 13,395,647
28,705	Zurich Insurance Group AG (Insurance)	11,573,133

		24,968,780

Taiwan – 3.0%
70,395	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	8,210,873

United Kingdom – 23.6%
90,305	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	10,376,937
175,435	Compass Group plc (Consumer Services)*	3,706,921
1,405,270	DS Smith plc (Materials)	8,255,097
221,758	Experian plc (Commercial & Professional Services)	9,763,077
107,273	Farfetch Ltd. Class A (Retailing)*	5,376,523
1,062,428	Informa plc (Media & Entertainment)*	7,300,281
55,655	InterContinental Hotels Group plc (Consumer Services)*	3,675,657
85,364	Reckitt Benckiser Group plc (Household & Personal Products)	6,530,316
1,095,058	Rentokil Initial plc (Commercial & Professional Services)	8,626,303

		63,611,112

United States – 6.1%
57,683	Ferguson plc (Capital Goods)	8,086,527
50,047	Schneider Electric SE (Capital Goods)	8,382,298

		16,468,825

TOTAL COMMON STOCKS (Cost $219,131,717)		$258,030,267

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 2.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,716,173	0.026%	$ 5,716,173
(Cost $5,716,173)

TOTAL INVESTMENTS – 97.9% (Cost $224,847,890)		$263,746,440

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		5,634,824

NET ASSETS – 100.0%		$269,381,264

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%
Australia – 8.7%
51,203	Rio Tinto plc (Materials)	$ 4,349,201
344,369	Sydney Airport (Transportation)*	1,981,560
92,883	Westpac Banking Corp. (Banks)	1,668,406

		7,999,167

Denmark – 2.7%
27,167	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,514,886

Finland – 4.5%
351,262	Nordea Bank Abp (Banks)	4,113,423

France – 14.7%
56,920	BNP Paribas SA (Banks)	3,470,936
20,712	Gecina SA (REIT)	3,284,739
62,104	Klepierre SA (REIT)	1,503,659
26,271	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	2,707,839
24,299	Vinci SA (Capital Goods)	2,572,646

		13,539,819

Germany – 3.2%
43,999	Vonovia SE (Real Estate)	2,929,407

Italy – 4.9%
260,076	Enel SpA (Utilities)	2,396,741
173,917	UniCredit SpA (Banks)	2,080,286

		4,477,027

Japan – 5.5%
100,400	ORIX Corp. (Diversified Financials)	1,756,539
58,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,943,933
26,200	Trend Micro, Inc. (Software & Services)	1,364,054

		5,064,526

Netherlands – 5.1%
143,920	ING Groep NV (Banks)	1,846,594
401,245	Koninklijke KPN NV (Telecommunication Services)	1,316,635
78,454	Royal Dutch Shell plc Class A (Energy)	1,576,999

		4,740,228

Singapore – 3.6%
76,100	DBS Group Holdings Ltd. (Banks)	1,702,840
190,200	Singapore Exchange Ltd. (Diversified Financials)	1,664,247

		3,367,087

Spain – 3.5%
267,514	Iberdrola SA (Utilities)	3,219,556

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 11.6%
23,166	Nestle SA (Registered) (Food Products)	$ 2,933,503
6,544	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,528,027
558	SGS SA (Registered) (Commercial & Professional Services)	1,806,066
8,427	Zurich Insurance Group AG (Insurance)	3,397,554

		10,665,150

Taiwan – 2.8%
122,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,549,739

United Kingdom – 18.1%
33,763	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	3,879,702
570,898	BP plc (Energy)	2,291,598
37,757	Coca-Cola Europacific Partners plc (Food Products)	2,343,200
388,725	DS Smith plc (Materials)	2,283,520
179,816	National Grid plc (Utilities)	2,299,147
19,108	Reckitt Benckiser Group plc (Household & Personal Products)	1,461,756
37,058	Unilever plc (Household & Personal Products)	2,132,745

		16,691,668

United States – 8.0%
21,097	Ferguson plc (Capital Goods)	2,957,569
11,392	Schneider Electric SE (Capital Goods)	1,908,029
27,252	Swiss Re AG (Insurance)	2,470,681

		7,336,279

TOTAL COMMON STOCKS (Cost $79,736,458)		$89,207,962

Shares	Dividend Rate	Value

Investment Company(a) – 2.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,039,249	0.026%	$ 2,039,249
(Cost $2,039,249)

TOTAL INVESTMENTS – 99.1% (Cost $81,775,707)		$91,247,211

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		794,543

NET ASSETS – 100.0%		$92,041,754

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2021:

CHINA EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$10,278,261	$131,265,459	$—
Investment Company	2,089,381	—	—
Securities Lending Reinvestment Vehicle	819,660	—	—

Total	$13,187,302	$131,265,459	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$79,820,926	$25,399,545	$—
Asia	509,691,321	2,642,275,507	—
Europe	59,745,331	97,492,269	—
North America	83,388,836	15,529,934	—
South America	258,379,656	22,991,016	—
Exchange Traded Fund	31,922,798	—	—
Investment Company	43,732,090	—	—
Securities Lending Reinvestment Vehicle	28,948,470	—	—

Total	$1,095,629,428	$2,803,688,271	$—

ESG EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$693,480	$97,822	$—
Asia	4,929,842	18,731,410	—
Europe	—	1,059,438	—
North America	1,016,317	—	—
South America	1,936,378	—	—
Investment Company	113,743	—	—

Total	$8,689,760	$19,888,670	$—

INTERNATIONAL EQUITY ESG

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$8,210,873	$53,929,951	$—
Europe	11,317,245	168,103,373	—
North America	—	16,468,825	—
Investment Company	5,716,173	—	—

Total	$25,244,291	$238,502,149	$—

INTERNATIONAL EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$10,981,352	$—
Australia and Oceania	—	7,999,167	—
Europe	2,343,200	60,547,964	—
North America	—	7,336,279	—
Investment Company	2,039,249	—	—

Total	$4,382,449	$86,864,762	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

ESG Standards Risk — The ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Funds will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.